Exploration and Evaluation Assets (Narrative) (Details)										1 Months Ended												12 Months Ended
	May 03, 2024 CAD ($) Shares $ / shares	Mar. 06, 2024 CAD ($)	Mar. 06, 2024 USD ($)	Feb. 09, 2023 $ / shares	May 06, 2022 USD ($)	May 06, 2020 USD ($)	Nov. 05, 2019 CAD ($) Shares oz shares	Sep. 09, 2019 USD ($)	Aug. 08, 2019 USD ($)	Mar. 27, 2024 USD ($) Shares	Feb. 21, 2024 $ / shares	Jan. 18, 2024 CAD ($)	Jan. 18, 2024 USD ($)	Jan. 17, 2024	Nov. 16, 2022	Apr. 30, 2022 USD ($)	Feb. 23, 2022	Feb. 01, 2022 USD ($)	Aug. 19, 2021 USD ($)	Jul. 21, 2021 USD ($) Shares $ / shares	Jul. 21, 2021 USD ($) Shares	May 03, 2024 CAD ($) Shares $ / shares	May 03, 2024 USD ($)	Apr. 30, 2024 CAD ($)	Apr. 30, 2023 CAD ($)	May 03, 2024 USD ($) Shares	Apr. 15, 2024 USD ($)	Apr. 23, 2023	Aug. 03, 2021 USD ($)	Jul. 20, 2021 Shares
Disclosure of non-adjusting events after reporting period [line items]
Shares issued, price per share | $ / shares				$ 1.65							$ 1.5
Net smelter royalty														100.00%
Cash payment																								$ 0	$ 6,396,000
Percentage of net smelter royalty on certain concessions															2.00%		2.00%
Deferred payments																								$ 24,697
Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued, price per share | $ / shares	$ 1.97
Copala Property [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired																														100.00%
Number of shares issued | Shares																														4,944,672
Common stock price per share | $ / shares																				$ 2.44
Value of shares issued for acquisition																													$ 9,500,000
Canam Alpine Ventures Ltd [Member] | Panuco-Copala Property [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired																				100.00%	100.00%
Consideration paid in cash							$ 45,000
Number of shares issued | Shares							6,000,000
Number of milestone shares issued | shares							12,000,000
Common shares issued at closing of transaction | shares							250,000
Aggregate common shares issued as finder fees | shares							750,000
Amount of contingent consideration related to two milestone events							$ 296,250
Amount of contingent consideration related to finders fees							$ 12,344
Contingent consideration recognised as of acquisition date																									$ 308,595
Canam Alpine Ventures Ltd [Member] | Panuco-Copala Property [Member] | Milestone event 1 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of milestone shares issued | shares							6,500,000
Additional common share issued on each milestone occurrence | shares							250,000
Canam Alpine Ventures Ltd [Member] | Panuco-Copala Property [Member] | Milestone event 2 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Gold equivalent required | oz							200,000
Number of milestone shares issued | shares							5,500,000
Additional common share issued on each milestone occurrence | shares							250,000
Canam Alpine Ventures Ltd [Member] | Panuco Property [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | Shares																				6,245,902	6,245,902
Cash payment																$ 6,100,000		$ 850,000	$ 250,000		$ 4,250,000
Common stock price per share | $ / shares																				$ 2.44
Value of shares issued for acquisition																				$ 12,000,000	$ 12,000,000
Canam Alpine Ventures Ltd [Member] | Panuco Property [Member] | Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cash payment					$ 5,000,000
Minera Rio Panuco S.A. [Member] | Panuco-Copala Property [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of interest in certain concessions and assets									100.00%
Amount spent in exploration by second anniversary date									$ 2,000,000
Cumulative payment on agreement									$ 23,000,000
Extension payment on agreement						$ 80,000
Silverstone Resources S.A [Member] | Panuco-Copala Property [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of interest in certain concessions and assets								100.00%
Amount spent in exploration by second anniversary date								$ 1,423,000
Cumulative payment on agreement								$ 20,000,000
Net smelter royalty								3.00%
Reduction percentage of net smelter royalty								1.50%
Percentage of interest or property right on mining concessions								10.00%
Canam Royalties Mexico, S.A. de C.V. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired																												100.00%
Percentage of net smelter royalty on certain concessions																	0.50%
Inca Azteca Gold S.A.P.I. de C.V. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Contingent consideration recognised as of acquisition date																											$ 650,000
Inca Azteca Gold S.A.P.I. de C.V. [Member] | Subsequent Events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | Shares	448,137																					448,137				448,137
Common stock price per share | $ / shares																						$ 1.97
Amount of share issued	$ 882,830																					$ 882,830				$ 650,000
Portion of surface duties paid to mineral concessions																						$ 1,103,387	$ 805,143
Percentage of consideration shares free trading on date																						12.50%	12.50%
Percentage of consideration shares from effective date																						12.50%	12.50%
Goanna Resources, S.A.P.I. de C.V [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | Shares										5,555,555
Cash payment										$ 3,075,000
Amount of tenement taxes										1,606,500
Goanna Resources, S.A.P.I. de C.V [Member] | Signing of nonbinding LOI [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cash payment		$ 1,095,768	$ 810,000							$ 100,000		$ 135,050	$ 100,000